Financial Instruments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 41,604	$ 55,394	$ 8,056
Current liabilities	3,361	3,724
Cash and cash equivalents held in USD	41,389
Credit facility denominated in USD	$ 17,500
Foreign exchange rate	0.10
Foreign exchange gain/(loss)	$ 3,828	(3,759)
Credit Risk
Disclosure Of Financial Instruments [Line Items]
Amount on receivables, prepaids and deposits	105
Cash and cash equivalents	41,604	55,394
Current liabilities	3,361	$ 3,724
Credit Risk | Prepaids and Deposits
Disclosure Of Financial Instruments [Line Items]
Credit sales receivables	896
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Foreign exchange gain/(loss)	$ 2,389